Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 7 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2018 and 2017, property and equipment consist of the following:

	December 31, 2018	December 31, 2017
Electronic equipment	$11,512,111	$9,160,462
Office furniture and equipment	2,272,278	2,205,517
Motor vehicles	694,844	650,842
Construction in progress	344,348	784,317
Computer software	713,021	470,761
Leasehold improvements	2,704,269	1,557,931
Total property and equipment	18,240,871	14,829,830

Accumulated depreciation	(9,950,411)	(8,762,492)

Property and equipment, net	$8,290,460	$6,067,338

Depreciation expense for the years ended December 31, 2018, 2017 and 2016 was $2,635,242, $1,852,152, and $1,542,352, respectively.

For the year ended December 31, 2018, the Company acquired property and equipment on credit in the amount of $88,112. For the year ended December 31, 2017, the Company acquired property and equipment on credit in the amount of $267,856, among which $15,539 is acquired through a related party. For the year ended December 31, 2016, the Company acquired property and equipment on credit in the amount of $672,715, among which $238,353 is acquired through a related party. See Note 11 for further discussion.